Income Taxes (Income Tax Expense Differs From Computed Amount Applying Statutory Rates To Income Before Income Taxes) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Income Taxes [Abstract]
Current statutory income tax rate	25.50%	26.30%
Income tax expense at current statutory rates	$ 263	$ 228
Recognition Of Previously Unrecognized Tax Losses	(81)	(22)
Revision to liabilities for uncertain tax positions	(125)
Other	(11)	(27)
Total income tax expense	$ 46	$ 179